Revenue and Segment Reporting (Details) - Schedule of reconciliations of reportable segment revenues and profit or loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue
Consolidated revenue (note 17(a))	¥ 897,035	$ 137,477	¥ 1,447,899	¥ 1,424,234
Profit
Reportable segment profit	286,564		674,565	791,558
Other profit	12,592		31,040	17,113
Reportable segment profit derived from Group’s external customers	299,156		705,605	808,671
Selling and marketing expenses	(310,433)		(437,986)	(425,217)
General and administrative expenses	(238,592)		(329,828)	(253,939)
Research and development expenses	(31,878)		(32,333)	(26,178)
Interest income	448		1,633	1,150
Interest expenses	(6,101)		(2,453)	(8)
Foreign currency exchange gain/(loss), net	(382)	(59)	(19)	21
Gains/(losses) on disposal and closure of subsidiaries and branches	(31,884)		583
Gains on available-for-sale investments				3,916
Gains on Short-term investments	495	76
Government grants	28,124		5,773	7,817
Equity in income on equity method investments	(1,532)	(235)	2,658	1,668
Depreciation and amortization	(16,469)		(23,414)	(31,570)
Share-based compensation expenses	(52,256)	$ (8,009)	(96,661)	(7,648)
Warrant financing	(41,118)
Others, net	4,640		4,044	1,649
Unallocated head office and corporate expenses	(9,198)		(13,062)	(12,433)
Consolidated (loss)/income before income tax	(406,980)		(215,460)	67,899
Reportable segment revenue [Member]
Revenue
Consolidated revenue (note 17(a))	884,130		1,415,852	1,405,149
Other revenue [Member]
Revenue
Consolidated revenue (note 17(a))	¥ 12,905		¥ 32,047	¥ 19,085